Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (24,207,685)	$ (29,145,901)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		151
Gain on sale of asset	(4,500)
Accrued interest	60,488	349,339
Accretion of discounts on promissory notes		945,969
Change in fair value of derivative liability		(673,314)
Change in fair value of convertible notes	(5,756,787)	2,993,060
Loss on issuance of convertible notes	3,609,944
Loss on extinguishment of debt		347,566
Stock-based compensation	1,071,843	121,764
Issuance of liability classified warrants	3,737,371	1,865,403
Change in fair value of liability classified warrants	(6,730,613)	1,438,186
Issuance of warrants for share subscription facility		11,565,472
Commitment fee for share subscription facility		1,124,289
Warrant modification		56,590
Lease cost	(3)	(1,808)
Issuance costs for convertible notes	946,085	1,920,158
Loss on debt conversions	3,964,633	154,391
Other income	(60,035)
Changes in operating assets and liabilities:
Unbilled receivable	164,900	(441,721)
Prepaid expenses and other assets	1,652,756	(1,616,019)
Accounts payable	2,642,686	(1,423,494)
Accrued expenses and other liabilities	1,021,478	2,177,742
Net cash used in operating activities	(17,887,439)	(8,242,177)
Cash flows from investing activities:
Proceeds from sale of assets	4,500
Net cash provided by investing activities	4,500
Cash flows from financing activities:
Proceeds from public offering, net	3,783,240
Proceeds from issuance of convertible notes, net	7,533,915	14,029,842
Proceeds from issuance of promissory notes to related parties		350,000
Repayment of convertible notes	(1,408,364)
Repayment of promissory notes		(467,774)
Transaction costs from public offering	(547,377)
Proceeds from exercise of stock options		262,862
Proceeds from issuance of common stock for business combination, net of transaction costs		6,626,312
Repayment of financed insurance premiums	(595,509)	(488,543)
Net cash provided by financing activities	8,765,905	20,312,699
Decrease (increase) in cash and cash equivalents	(9,117,034)	12,070,522
Cash and cash equivalents beginning of period	12,264,736	194,214
Cash and cash equivalents end of period	3,147,702	12,264,736
Supplemental cash flow information:
Income tax payments	1,600	1,600
Supplemental disclosure of non-cash investing and financing activities:
Stock-based compensation	1,742,481
Fair value of derivative liability at issuance		3,052
Settlement of convertible notes into common stock	17,521,271	7,789,927
Payable to related parties settled in shares	191,618
Capital contribution from related parties	608,382
Net assets acquired in business combination		1,068,950
Financed insurance premiums	399,949	867,300
Share subscription facility transaction costs		12,689,764
Deemed dividend related to warrants down round provision	$ 913,204	$ 803,140